Property, Plant and Equipment - Schedule of Property, Plant and Equipment by Geographical Location (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	$ 1,276.8	$ 1,283.4
Amsterdam, NL [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	193.9	194.1
Rotterdam, NL [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	276.6	326.9
Antwerp, BE [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	154.0	175.1
Inside Europe [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	624.5	696.1
Florida, USA [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	132.9	136.5
Fujairah, UAE [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	176.0	181.0
Tanjung Bin, Malaysia [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	343.4	269.8
Rest of the World [Member]
Property Plant and Equipment Disclosure [Line Items]
Property plant and equipment net	$ 652.3	$ 587.3